Leases	3 Months Ended
Mar. 31, 2022
Leases [Abstract]
LEASES

NOTE 8 — LEASES

Operating Leases

The following was included in our condensed consolidated balance sheet at March 31, 2022 and December 31, 2021:

	March 31, 2022	December 31, 2021
Operating lease right-of-use assets	$3,094,573	$3,192,604
Lease liabilities, current portion	595,039	613,696
Lease liabilities, long-term	2,542,790	2,607,862
Total operating lease liabilities	$3,137,829	$3,221,558
Weighted-average remaining lease term (months)	54	59
Weighted average discount rate	4.29%	4.29%

Operating lease expense was expense was $235,438 and $85,924 for the three months ended March 31, 2022 and March 31, 2021, respectively.

As of March 31, 2022, maturities of operating lease liabilities were as follows:

Year Ending December 31,	Amount
2022 – remaining	$524,519
2023	738,690
2024	753,868
2025	747,860
2026	495,994
Thereafter	212,580
Total	3,473,511
Less: imputed interest	(335,682)
Total operating lease liabilities	$3,137,829

Finance Leases

During the period ending March 31, 2022, the Company entered in an equipment financing lease to purchase machinery and equipment totaling $316,798, maturing in January 2028.

As of March 31, 2022, maturities of finance lease liabilities were as follows:

Year Ending December 31,	Amount
2022 – remaining	$137,882
2023	184,711
2024	168,254
2025	161,487
2026	161,487
Thereafter	166,688
Total payments	980,509
Less: amount representing interest	(138,235)
Present value of minimum finance lease payments	$842,274

As of March 31, 2022, the weighted-average remaining lease term for all finance leases is 5.50 years.